Related party transactions - Transactions with related parties (Details) - ZAR (R)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Sales of goods and services	R 0	R 0	R 22,263,000
Purchases of goods and services	7,384,000	8,277,000	11,206,000
Payables to related parties	0	0	0
Imperial Group Limited | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Sales of goods and services	0	0	22,263,000
Purchases of goods and services	0	0	5,929,000
TPF Investments Proprietary Limited | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Purchases of goods and services	R 7,384,000	R 8,277,000	R 5,277,000